Depreciation and Impairment of Assets	12 Months Ended
Dec. 31, 2021
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Depreciation and Impairment of Assets
NOTE 39. DEPRECIATION AND IMPAIRMENT OF ASSETS

The account breaks down as follows as of the indicated dates:

	12.31.21	12.31.20	12.31.19
Depreciation of Property, Plant and Equipment	8,422,576	7,808,724	7,516,828
Amortization of Organization and Development Expenses	6,065,909	4,512,571	2,882,099
Depreciation of other intangible assets	45	—	—
Others	8,952	183,142	8,413

Total	14,497,482	12,504,437	10,407,340